Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Vesting period, years (maximum)	10
Options exercisable	5,500,000	6,400,000	7,400,000
Common shares at a weighted average price	$ 12.37	$ 12.93	$ 14.36
Share-based compensation expense before taxes	$ 19,540,000	$ 13,592,000	$ 9,747,000
Excess Tax Benefit from Share-based Compensation, Operating Activities	4,153,000	1,976,000	5,942,000
QIAGEN Amended and Restated 2005 Stock Plan [Member]
Vesting period, years (maximum)	10
Common shares reserved and available for issuance under the plan	22,100,000
Digene Corporation 2007 Plan [Member]
Common shares reserved and available for issuance under the plan	100,000
Stock Options [Member]
Stock options, granted	601,897	570,282
The weighted-average grant-date fair value of options granted during the years	$ 6.49	$ 6.42	$ 6.33
Total intrinsic value of options exercised	3,700,000	7,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	4,000,000
Recognized weighted average period, years	1.73
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	61,100,000
Recognized weighted average period, years	8.0
Weighted-average grant date fair value of restricted stock units granted	$ 19.82
Pre-vesting forfeitures percentage	7.70%
Total fair value of restricted stock units	$ 8,800,000	$ 2,500,000